Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Convertible Notes

The Company’s convertible notes outstanding at March 31, 2020 were as follows:

Convertible notes and debenture	$1,853,637
Unamortized discounts	(322,929)
Accrued interest	113,922
Premiums	1,066,543
Convertible notes, net	$2,711,173

The Company’s convertible notes outstanding at June 30, 2019 and 2018 were as follows:

	June 30, 2019	June 30, 2018
Convertible notes and debenture	$1,076,785	$3,096,935
Unamortized discounts	(131,893)	(277,733)
Accrued interest	99,482	148,930
Premium, net	613,003	1,731,167
Convertible notes, net	$1,657,377	$4,699,299